UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                                   Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                                  New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

                                Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF
VIRTUS NEWFLEET ABS/MBS ETF
VIRTUS NEWFLEET HIGH YIELD BOND ETF
VIRTUS SEIX SENIOR LOAN ETF
VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

SEMI-ANNUAL REPORT
January 31, 2022

Shareholder Letter (unaudited)

March 2022

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2022.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•Virtus Duff & Phelps Clean Energy ETF (VCLN) – This fund commenced operations on August 3, 2021 and seeks capital appreciation by investing in equity securities of clean energy companies.

•Virtus Newfleet ABS/MBS ETF (VABS)

•Virtus Newfleet High Yield Bond ETF (BLHY)

•Virtus Seix Senior Loan ETF (SEIX)

•Virtus Terranova U.S. Quality Momentum ETF (JOET)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet High Yield Bond ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2021 to January 31, 2022).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/21	Ending Account Value 1/31/22	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
Virtus Duff & Phelps Clean Energy ETF
Actual	$1,000.00	$832.00	0.59%	$2.68(4)
Hypothetical(1)	$1,000.00	$1,021.87	0.59%	$3.01

Virtus Newfleet ABS/MBS ETF
Actual	$1,000.00	$990.90	0.39%	$1.96
Hypothetical(1)	$1,000.00	$1,023.24	0.39%	$1.99

Virtus Newfleet High Yield Bond ETF
Actual	$1,000.00	$992.60	0.49%	$2.46
Hypothetical(1)	$1,000.00	$1,022.74	0.49%	$2.50

Virtus Seix Senior Loan ETF
Actual	$1,000.00	$1,022.30	0.57%	$2.91
Hypothetical(1)	$1,000.00	$1,022.33	0.57%	$2.91

Virtus Terranova U.S. Quality Momentum ETF
Actual	$1,000.00	$986.90	0.29%	$1.45
Hypothetical(1)	$1,000.00	$1,023.74	0.29%	$1.48

(1)Assuming 5% return before expenses.

(2)Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

(3)Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(4)Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the period August 3, 2021 to January 31, 2022).

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

January 31, 2022 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Shares	Value
COMMON STOCKS – 99.6%
Consumer Staples – 1.7%
Darling Ingredients, Inc.*	831	$52,993
Energy – 0.9%
Enviva, Inc.	417	29,182
Industrials – 25.4%†
Aker Carbon Capture ASA (Norway)*	25,581	56,244
Chart Industries, Inc.*	375	45,701
Fluence Energy, Inc.*	1,785	33,379
ITM Power PLC (United Kingdom)*	10,959	39,854
Plug Power, Inc.*	7,030	153,746
Prysmian SpA (Italy)	2,700	90,180
Siemens Gamesa Renewable Energy SA (Spain)*	2,985	64,035
Sunrun, Inc.*	2,831	73,408
Vestas Wind Systems A/S (Denmark)	6,721	179,568
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (China)	9,000	15,583
Xylem, Inc.	545	57,236
Total Industrials		808,934
Information Technology – 18.9%
Enphase Energy, Inc.*	1,600	224,752
First Solar, Inc.*	1,360	106,597
SolarEdge Technologies, Inc.*	636	151,508
Xinyi Solar Holdings Ltd. (China)	76,000	120,866
Total Information Technology		603,723
Materials – 2.1%
MP Materials Corp.*	1,695	67,698
Utilities – 50.6%†
AES Corp. (The)	4,550	100,919
China Longyuan Power Group Corp. Ltd. Class H (China)	23,000	46,430
Clearway Energy, Inc. Class C	2,685	90,431
Dominion Energy, Inc.	1,085	87,516
EDP - Energias de Portugal SA (Portugal)	23,852	121,629
EDP Renovaveis SA (Spain)	2,425	50,727
Encavis AG (Germany)	3,426	53,384
Enel SpA (Italy)	12,748	97,115

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
Exelon Corp.	1,520	$ 88,084
Iberdrola SA (Spain)	13,449	153,509
Iberdrola SA - Interim shares (Spain)*	224	2,557
NextEra Energy, Inc.	731	57,106
Orsted AS (Denmark)(1)	1,945	205,278
Public Service Enterprise Group, Inc.	1,250	83,162
RWE AG (Germany)	1,866	78,215
SSE PLC (United Kingdom)	6,189	131,721
Sunnova Energy International, Inc.*	1,194	23,474
Verbund AG (Austria)	915	96,422
Xcel Energy, Inc.	660	45,976
Total Utilities		1,613,655
Total Common Stocks
(Cost $3,731,993)		3,176,185
TOTAL INVESTMENTS – 99.6%
(Cost $3,731,993)		3,176,185
Other Assets in Excess of Liabilities – 0.4%		12,823
Net Assets – 100.0%		$3,189,008

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2022, the aggregate value of these securities was $205,278, or 6.4% of net assets.

Portfolio Composition
January 31, 2022 (unaudited)

Asset Allocation as of 01/31/2022 (based on net assets)

Utilities	50.6%†
Industrials	25.4%†
Information Technology	18.9%
Materials	2.1%
Consumer Staples	1.7%
Energy	0.9%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,173,628	$2,557	$—	$3,176,185
Total	$3,173,628	$2,557	$—	$3,176,185

Schedule of Investments — Virtus Newfleet ABS/MBS ETF

January 31, 2022 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 53.3%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$453,528
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	150,000	148,265
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25(1)	100,000	99,787
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27(1)	450,000	442,290
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	160,441
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	120,000	121,898
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2019-3A, 2.36%, 03/20/26(1)	37,000	37,515
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	600,000	599,743
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	65,000	63,992
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	99,961	97,524
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	220,000	217,020
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	310,000	302,632
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(1)	78,597	77,392
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	107,125	105,098
Consumer Loan Underlying Bond Credit Trust, Class B, Series 2019-P1, 3.28%, 07/15/26(1)	6,442	6,446
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	65,000	66,252
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27(1)	312,006	311,658
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24(1)	130,000	132,070
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24(1)	100,000	100,071
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	70,000	69,401
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26(1)	120,000	120,808
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27(1)	300,000	298,325
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27(1)	40,000	39,004
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	122,417
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	144,263	146,904
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	320,821
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27(1)	100,000	100,760
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(1)	100,000	100,935
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	150,000	149,513

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26(1)	$300,000	$296,760
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69(1)	534,790	518,996
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	298,500	292,395
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33(1)	64,484	64,702
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(1)	50,000	48,847
Onemain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25(1)	750,000	750,872
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	300,000	297,664
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	117,361
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(1)	120,938	123,124
Santander Drive Auto Receivables Trust, Class D, Series 2020-2, 2.22%, 09/15/26	55,000	55,518
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24(1)	102,606	103,407
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	225,000	220,941
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24(1)	125,000	125,767
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26(1)	300,000	295,595
Westlake Automobile Receivables Trust, Class D, Series 2019-1A, 3.67%, 03/15/24(1)	46,566	47,004
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	154,225	153,578
Total Asset Backed Securities
(Cost $8,663,349)		8,525,041
MORTGAGE BACKED SECURITIES – 44.2%
Commercial Mortgage Backed Securities – 10.2%
ACRES Commercial Realty Corp., Class B, Series 2020-RSO8, 1.91%, (SOFR + 1.86%), 03/15/35(1)(2)	100,000	100,069
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 0.83%, (1-Month USD LIBOR + 0.72%), 03/15/37(1)(2)	125,000	123,874
BPR Trust, Class A, Series 2021-KEN, 1.36%, (1-Month USD LIBOR + 1.25%), 02/15/29(1)(2)	375,000	375,263
CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.23%, (1-Month USD LIBOR + 1.12%), 06/15/34(1)(2)	228,333	227,943
COMM Mortgage Trust, Class D, Series 2012-CR2, 4.83%, 08/15/45(1)(2)(3)	30,000	29,612
GS Mortgage Securities Corp. Trust, Class A, Series 2012-ALOH, 3.55%, 04/10/34(1)	100,000	100,005
Motel Trust, Class B, Series 2021-MTL6, 1.31%, (1-Month USD LIBOR + 1.20%), 09/15/38(1)(2)	600,000	599,617
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	66,017	67,991
Total Commercial Mortgage Backed Securities		1,624,374

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities – 34.0%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	$100,657	$103,971
Angel Oak Mortgage Trust, Class A1, Series 2021-2, 0.99%, 04/25/66(1)(2)(3)	31,824	31,471
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	96,032	94,760
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66(1)(2)(3)	527,249	521,532
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 01/25/24(1)(4)	88,976	87,913
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	150,000	146,504
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	111,241	108,345
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	65,220	65,004
COLT Mortgage Loan Trust, Class A1, Series 2020-1R, 1.26%, 09/25/65(1)(2)(3)	81,993	81,422
CoreVest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53(1)	198,325	191,857
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56(1)(2)(3)	74,437	73,259
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60(1)(2)(3)	312,655	312,215
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65(1)	10,888	10,907
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	78,880	83,304
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	125,811
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(4)	100,000	99,667
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	93,493	95,427
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 1.16%, (1-Month USD LIBOR + 1.05%), 01/25/48(1)(2)	572,987	576,507
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	40,576	42,245
New Residential Mortgage Loan Trust, Class A1B, Series 2019-1A, 3.50%, 10/25/59(1)(2)(3)	130,689	134,394
Progress Residential, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	100,000	94,959
Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 05/17/36(1)	149,342	148,889
Progress Residential Trust, Class A, Series 2020-SFR2, 2.08%, 06/17/37(1)	250,000	249,580
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	127,067	125,653
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(2)(3)	140,156	137,174
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	37,845	37,812
Roc Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 08/25/26(1)(2)(3)	100,000	98,367
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(3)	8,410	8,382

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(2)(3)	$63,151	$62,006
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	42,101	41,261
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	80,887	80,658
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(1)(2)(3)	54,345	54,197
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56(1)(2)(3)	1,153	1,154
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(3)	65,246	66,420
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	122,661
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	283,377	278,197
Verus Securitization Trust, Class A1, Series 2020-INV1, 1.98%, 03/25/60(1)(2)(3)	39,510	39,513
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	139,527	138,729
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66(1)(2)(3)	92,761	91,563
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(2)(3)	343,800	338,749
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	110,975	110,102
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(4)	74,194	73,539
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51(1)(4)	60,518	59,892
Total Residential Mortgage Backed Securities		5,445,972
Total Mortgage Backed Securities
(Cost $7,172,233)		7,070,346
FOREIGN BOND – 1.2%
Financials – 1.2%
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust, 5.25%, 05/30/23 (Guernsey)(1)	192,980	192,788
(Cost $193,455)
TOTAL INVESTMENTS – 98.7%
(Cost $16,029,037)		15,788,175
Other Assets in Excess of Liabilities – 1.3%		204,643
Net Assets – 100.0%		$15,992,818

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2022, the aggregate value of these securities was $15,430,025, or 96.5% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2022.

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2022 (unaudited)

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Portfolio Composition
January 31, 2022 (unaudited)
Asset Allocation as of 01/31/2022 (based on net assets)
Asset Backed Securities	53.3%
Mortgage Backed Securities	44.2%
Foreign Bond	1.2%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$8,525,041	$—	$8,525,041
Mortgage Backed Securities	—	7,070,346	—	7,070,346
Foreign Bond	—	192,788	—	192,788
Total	$—	$15,788,175	$—	$15,788,175

Schedule of Investments — Virtus Newfleet High Yield Bond ETF

January 31, 2022 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
CORPORATE BONDS – 80.7%
Communication Services – 8.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(1)	$40,000	$41,054
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	44,715
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,883
CommScope, Inc., 7.13%, 07/01/28(1)	25,000	23,344
CommScope, Inc., 4.75%, 09/01/29(1)	5,000	4,797
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	25,000	25,152
Frontier Communications Holdings LLC, 6.75%, 05/01/29(1)	45,000	45,192
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	22,431
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	50,000	45,594
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	30,000	29,625
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	40,000	38,054
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	40,000	37,452
Millennium Escrow Corp., 6.63%, 08/01/26(1)	35,000	34,765
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(1)	5,000	4,772
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	35,000	32,984
ROBLOX Corp., 3.88%, 05/01/30(1)	15,000	14,539
TripAdvisor, Inc., 7.00%, 07/15/25(1)	30,000	31,462
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	54,966
Total Communication Services		535,781
Consumer Discretionary – 17.6%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	45,000	46,418
At Home Group, Inc., 4.88%, 07/15/28(1)	10,000	9,572
At Home Group, Inc., 7.13%, 07/15/29(1)	40,000	37,563
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	15,000	15,542
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	16,166
Caesars Entertainment, Inc., 4.63%, 10/15/29(1)	25,000	23,980
Carnival Corp., 7.63%, 03/01/26(1)	70,000	71,527
Carriage Services, Inc., 4.25%, 05/15/29(1)	40,000	39,056
Carvana Co., 5.63%, 10/01/25(1)	30,000	28,506
Carvana Co., 5.88%, 10/01/28(1)	15,000	14,119
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	25,000	26,174
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(1)	25,000	24,188
Ford Motor Co., 3.25%, 02/12/32	10,000	9,532
Ford Motor Co., 4.75%, 01/15/43	15,000	15,353
Gap, Inc. (The), 3.88%, 10/01/31(1)	45,000	41,834
Golden Nugget, Inc., 8.75%, 10/01/25(1)	40,000	40,926
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(1)	40,000	39,870
International Game Technology PLC, 5.25%, 01/15/29(1)	5,000	5,116
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	20,000	20,226

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	$40,000	$39,906
M/I Homes, Inc., 4.95%, 02/01/28	40,000	40,459
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	30,000	28,760
Michaels Cos, Inc. (The), 5.25%, 05/01/28(1)	5,000	4,828
Michaels Cos, Inc. (The), 7.88%, 05/01/29(1)	15,000	13,750
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	40,000	40,726
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	51,590
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	42,467
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26(1)	20,000	18,700
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(1)	15,000	14,649
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	10,000	9,726
Scientific Games International, Inc., 8.25%, 03/15/26(1)	20,000	20,901
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	21,035
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(1)	40,000	39,036
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	29,189
Tenneco, Inc., 5.38%, 12/15/24	15,000	14,723
Tenneco, Inc., 5.13%, 04/15/29(1)	35,000	32,464
Vista Outdoor, Inc., 4.50%, 03/15/29(1)	45,000	43,741
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	35,000	34,479
Total Consumer Discretionary		1,066,797
Consumer Staples – 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	35,000	35,873
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	30,659
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	29,655
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	35,000	33,212
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	15,000	14,081
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	55,000	54,801
Vector Group Ltd., 5.75%, 02/01/29(1)	35,000	32,396
Total Consumer Staples		230,677
Energy – 15.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	40,000	40,562
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	40,846
Antero Resources Corp., 8.38%, 07/15/26(1)	11,000	12,282
Antero Resources Corp., 7.63%, 02/01/29(1)	3,000	3,274
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	15,542

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet High Yield Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	$40,000	$41,951
Callon Petroleum Co., 8.00%, 08/01/28(1)	5,000	5,102
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.13%, 01/15/27(1)	35,000	35,199
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	25,417
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	45,000	46,447
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	10,000	10,443
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	35,311
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	30,000	30,329
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	55,000	55,247
DCP Midstream Operating LP, 3.25%, 02/15/32	35,000	33,130
DT Midstream, Inc., 4.13%, 06/15/29(1)	35,000	34,589
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), 11/15/70, perpetual(2)(3)	35,000	35,886
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,339
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	10,476
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	35,758
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	25,000	25,469
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	25,000	25,587
Nabors Industries Ltd., 7.25%, 01/15/26(1)	30,000	28,768
Nabors Industries, Inc., 7.38%, 05/15/27(1)	5,000	5,137
Occidental Petroleum Corp., 5.50%, 12/01/25	5,000	5,313
Occidental Petroleum Corp., 3.50%, 08/15/29	30,000	29,617
Occidental Petroleum Corp., 6.63%, 09/01/30	40,000	47,014
Occidental Petroleum Corp., 6.13%, 01/01/31	45,000	52,014
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	40,000	40,562
Southwestern Energy Co., 5.38%, 02/01/29	40,000	40,740
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31	15,000	15,700
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	12,916
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	20,333
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	5,000
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	35,000	35,289
Total Energy		947,589
Financials – 7.3%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,004
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	35,000	33,094
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	34,000	33,720
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	47,734
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	40,000	39,003
Coinbase Global, Inc., 3.63%, 10/01/31(1)	40,000	34,924

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	$10,000	$10,290
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	55,519
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	55,000	53,654
Navient Corp., 5.88%, 10/25/24	25,000	25,969
Navient Corp., 5.50%, 03/15/29	5,000	4,886
OneMain Finance Corp., 7.13%, 03/15/26	25,000	27,525
Prospect Capital Corp., 3.71%, 01/22/26	45,000	44,954
Total Financials		441,276
Health Care – 8.1%
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	55,432
Avantor Funding, Inc., 3.88%, 11/01/29(1)	10,000	9,618
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	5,027
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	20,096
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	25,000	25,885
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	14,855
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	20,000	19,072
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	39,899
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	19,163
DaVita, Inc., 4.63%, 06/01/30(1)	35,000	34,103
Encompass Health Corp., 4.50%, 02/01/28	35,000	34,987
Lannett Co., Inc., 7.75%, 04/15/26(1)	15,000	11,702
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	20,000	19,636
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(1)	15,000	14,477
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(1)	5,000	4,872
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(1)	15,000	15,738
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	6,000	6,419
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,222
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	40,101
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	31,554
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	15,000	15,084
Tenet Healthcare Corp., 6.25%, 02/01/27(1)	30,000	30,728
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	15,000	15,056
Total Health Care		488,726
Industrials – 8.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	46,266
American Airlines Group, Inc., 5.00%, 06/01/22(1)	20,000	20,171
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	66,665
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27, 7.75% Cash or 8.50% PIK(1)(4)	35,000	34,220
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	20,000	19,775
Boeing Co. (The), 5.93%, 05/01/60	30,000	38,133
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	38,794

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet High Yield Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	$40,000	$38,103
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	20,698
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	35,000	35,997
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	10,962
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	14,318
OT Merger Corp., 7.88%, 10/15/29(1)	20,000	19,470
Standard Industries, Inc., 4.38%, 07/15/30(1)	35,000	33,488
TransDigm, Inc., 6.25%, 03/15/26(1)	20,000	20,670
TransDigm, Inc., 5.50%, 11/15/27	20,000	20,133
Vertiv Group Corp., 4.13%, 11/15/28(1)	40,000	39,050
Total Industrials		516,913
Information Technology – 3.1%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	10,315
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	10,000	10,272
MicroStrategy, Inc., 6.13%, 06/15/28(1)	40,000	38,252
Minerva Merger Sub, Inc., 6.50%, 02/15/30(1)	10,000	9,991
Plantronics, Inc., 4.75%, 03/01/29(1)	40,000	36,346
Rocket Software, Inc., 6.50%, 02/15/29(1)	35,000	33,216
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	50,318
Total Information Technology		188,710
Materials – 4.4%
Chemours Co. (The), 5.75%, 11/15/28(1)	40,000	40,694
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	15,000	15,743
Eco Material Technologies, Inc., 7.88%, 01/31/27(1)	10,000	10,182
Freeport-McMoRan, Inc., 5.45%, 03/15/43	30,000	35,328
Glatfelter Corp., 4.75%, 11/15/29(1)	30,000	30,286
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	60,000	59,728
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	20,000	21,103
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	20,696
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	19,951
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	15,000	14,513
Total Materials		268,224
Real Estate – 2.0%
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	8,000	7,741
iStar, Inc., 4.25%, 08/01/25	40,000	39,780
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	35,000	33,834
Service Properties Trust, 7.50%, 09/15/25	35,000	36,933
Total Real Estate		118,288
Utilities – 1.5%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	10,000	9,489
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	15,000	13,824

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	$30,000	$30,436
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	35,000	36,368
Total Utilities		90,117
Total Corporate Bonds
(Cost $4,955,182)		4,893,098
TERM LOANS – 8.2%
Aerospace – 1.0%
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	5,000	5,197
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	50,000	52,863
Total Aerospace		58,060
Financials – 0.3%
Asurion LLC, 5.36%, (1-Month USD LIBOR + 5.25%), 01/31/28(2)	20,000	20,050
Forest Prod/Containers – 0.4%
Kloeckner Pentaplast of America, Inc., 5.25%, (3-Month USD LIBOR + 4.75%), 02/12/26(2)	24,813	24,720
Gaming/Leisure – 0.6%
ECL Entertainment LLC, 8.25%, (3-Month USD LIBOR + 7.50%), 05/01/28(2)	9,950	10,215
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	24,030	23,674
Total Gaming/Leisure		33,889
Health Care – 1.8%
LSCS Holdings, Inc., 5.00%, (3-Month USD LIBOR + 4.50%), 11/23/28(2)	35,000	35,197
One Call Corp., 6.25%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	34,825	34,908
Viant Medical Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	39,591	37,799
Total Health Care		107,904
Information Technology – 1.5%
Applied Systems, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	60,000	60,534
Boxer Parent Co, Inc., 6.00%, (3-Month USD LIBOR + 5.50%), 03/23/26(2)	15,000	15,138
Infinite Bidco LLC, 7.50%, (1-Month USD LIBOR + 7.00%), 03/02/29(2)	15,000	15,075
Total Information Technology		90,747
Manufacturing – 0.7%
Arcline FM Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	19,950	19,962
Arcline FM Holdings LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	25,000	25,063
Total Manufacturing		45,025
Media/Telecom - Telecommunications – 0.3%
Securus Technologies Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 11/01/24(2)	19,794	19,350

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet High Yield Bond ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Service – 1.0%
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(2)	$39,700	$39,805
Sweetwater Borrower LLC, 5.50%, (1-Month USD LIBOR + 4.75%), 08/07/28(2)	20,000	20,025
Total Service		59,830
Utilities – 0.6%
Lightstone Holdco LLC, 4.75%, (3-Month USD LIBOR + 3.75%), 01/30/24(2)	37,864	32,546
Lightstone Holdco LLC, 4.75%, (3-Month USD LIBOR + 3.75%), 01/30/24(2)	2,136	1,836
Total Utilities		34,382
Total Term Loans
(Cost $486,048)		493,957
FOREIGN BONDS – 6.3%
Communication Services – 0.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	12,348
Energy – 1.7%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	40,000	42,350
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	36,000	38,876
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	25,414
Total Energy		106,640
Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Netherlands)	35,000	32,200
Industrials – 1.8%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(1)	45,000	46,640
Bombardier, Inc., 6.00%, 02/15/28 (Canada)(1)	20,000	19,406
Seaspan Corp., 5.50%, 08/01/29 (Marshall Islands)(1)	5,000	4,953
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Multinational)(1)	35,000	35,701
Total Industrials		106,700

Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials – 2.1%
Eldorado Gold Corp., 6.25%, 09/01/29 (Canada)(1)	$40,000	$40,050
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/30 (Australia)(1)	25,000	24,909
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	60,000	60,921
Total Materials		125,880
Total Foreign Bonds
(Cost $376,954)		383,768
MONEY MARKET FUND – 4.1%
JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(5) (Cost $248,999)	248,999	248,999
TOTAL INVESTMENTS – 99.3%
(Cost $6,067,183)		6,019,822
Other Assets in Excess of Liabilities – 0.7%		42,570
Net Assets – 100.0%		$6,062,392

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2022, the aggregate value of these securities was $4,257,942, or 70.2% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.

(3)Perpetual security with no stated maturity date.

(4)Payment in-kind security.

(5)The rate shown reflects the seven-day yield as of January 31, 2022.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

PIK — Payment in-Kind

USD — United States Dollar

Portfolio Composition
January 31, 2022 (unaudited)
Asset Allocation as of 01/31/2022 (based on net assets)
Corporate Bonds	80.7%
Term Loans	8.2%
Foreign Bonds	6.3%
Money Market Fund	4.1%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$4,893,098	$—	$4,893,098
Term Loans	—	493,957	—	493,957
Foreign Bonds	—	383,768	—	383,768
Money Market Fund	248,999	—	—	248,999
Total	$248,999	$5,770,823	$—	$6,019,822

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2022 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
TERM LOANS – 85.2%
Basic Materials – 5.3%
Domtar Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/01/28(1)	$700,000	$699,125
Luxembourg Investment Co 428 Sarl, 5.50%, (3-Month USD LIBOR + 5.00%), 01/03/29(2)	500,000	501,250
Manchester Acquisition Sub LLC, 6.50%, (3-Month USD LIBOR + 5.75%), 11/16/26(2)	600,000	589,500
Schweitzer-Mauduit International, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 02/09/28(2)	447,750	446,071
Schweitzer-Mauduit International, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 02/09/28(1)	299,248	298,126
Sylvamo Corp., 5.00%, (1-Month USD LIBOR + 4.50%), 08/18/28(2)	546,667	552,931
Total Basic Materials		3,087,003
Communications – 12.5%
Diamond Sports Group LLC, 3.36%, (1-Month USD LIBOR + 3.25%), 08/24/26(2)	98,737	40,822
Digital Media Solutions LLC, 5.75%, (1-Month USD LIBOR + 5.00%), 05/25/26(2)	398,000	396,010
Directv Financing LLC, 5.75%, (3-Month USD LIBOR + 5.00%), 08/02/27(2)	782,000	784,080
Intelsat Jackson Holdings SA, 0.00%, (SOFR + 0.00%), 01/26/29(1)	500,000	498,188
LendingTree LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/15/28(1)	400,000	401,000
LogMeIn, Inc., 4.86%, (1-Month USD LIBOR + 4.75%), 08/31/27(2)	230,996	229,448
LogMeIn, Inc., 4.86%, (1-Month USD LIBOR + 4.75%), 08/31/27(2)	65,999	65,557
LogMeIn, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 08/31/27(1)	398,992	396,319
MJH Healthcare Holdings LLC, 0.00%, (SOFR + 0.00%), 12/17/28(1)	600,000	598,875
NortonLifeLock, Inc., 0.00%, (SOFR + 0.00%), 01/28/29(1)	500,000	498,125
ORBCOMM, Inc., 5.00%, (3-Month USD LIBOR + 4.25%), 06/17/28(2)	250,000	250,937
ORBCOMM, Inc., 5.00%, (1-Month USD LIBOR + 4.25%), 06/17/28(2)	248,750	249,683
Ping Identity Corp., 4.25%, (1-Month USD LIBOR + 3.75%), 11/17/28(2)	500,000	500,937
Summer BC Holdco B SARL, 5.25%, (3-Month USD LIBOR + 4.50%), 12/04/26(2)	498,750	500,698
Univision Communications, Inc., 4.00%, (1-Month USD LIBOR + 3.25%), 03/15/26(2)	398,000	398,151
Venga Finance Sarl, 0.00%, (1-Month USD LIBOR + 0.00%), 11/03/28(1)	600,000	587,061
Xplornet Communications, Inc., 4.50%, (1-Month USD LIBOR + 4.00%), 10/02/28(2)	897,750	897,683
Total Communications		7,293,574
Consumer, Cyclical – 8.0%
AAdvantage Loyalty IP Ltd., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	600,000	623,667
AI Aqua Merger Sub, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 07/31/28(1)	6,667	6,693
Allen Media LLC, 5.63%, (3-Month USD LIBOR + 5.50%), 02/10/27(2)	596,962	596,141

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Cyclical (continued)
AP Core Holdings II LLC, 6.25%, (1-Month USD LIBOR + 5.50%), 09/01/27(2)	$ 750,000	$757,736
Autokiniton US Holdings, Inc., 5.00%, (6-Month USD LIBOR + 4.50%), 03/26/28(2)	796,000	797,592
Crocs, Inc., 0.00%, (SOFR + 0.00%), 01/26/29(1)	600,000	597,000
Jo-Ann Stores LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 07/07/28(2)	98,503	97,549
Michaels Cos., Inc. (The), 0.00%, (1-Month USD LIBOR + 0.00%), 04/15/28(1)	400,000	395,000
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	750,000	792,937
Total Consumer, Cyclical		4,664,315
Consumer, Non-cyclical – 20.3%
AG Group Holdings, Inc., 0.00%, (SOFR + 0.00%), 12/29/28(1)	500,000	501,172
AHP Health Partners, Inc., 4.00%, (1-Month USD LIBOR + 3.50%), 08/24/28(2)	997,500	1,000,463
Albion Acquisitions Ltd., 5.75%, (3-Month USD LIBOR + 5.25%), 07/31/26(2)	600,000	598,593
American Public Education, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 10/28/27(2)	197,500	197,500
APX Group, Inc., 5.75%, (3-Month USD LIBOR + 2.50%), 07/10/28(2)	278	278
APX Group, Inc., 4.00%, (1-Month USD LIBOR + 3.50%), 07/10/28(2)	598,222	597,848
ASP Dream Acquisition Co. LLC, 4.85%, (3-Month USD LIBOR + 4.25%), 11/22/28(2)	500,000	500,000
Bengal Debt Merger Sub LLC, 0.00%, (SOFR + 0.00%), 01/18/30(1)	500,000	505,125
Cano Health LLC, 4.51%, (3-Month USD LIBOR + 4.00%), 11/23/27(2)	497,750	498,238
Employbridge LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 07/19/28(2)	498,750	499,102
Envision Healthcare Corp., 3.86%, (1-Month USD LIBOR + 3.75%), 10/10/25(2)	498,715	388,040
ICON Luxembourg Sarl, 2.75%, (3-Month USD LIBOR + 2.25%), 07/03/28(2)	654,095	653,523
ICU Medical, Inc., 0.00%, (SOFR + 0.00%), 12/15/28(1)	400,000	401,500
Indivior Finance Sarl, 6.00%, (3-Month USD LIBOR + 5.25%), 06/30/26(2)	497,500	494,597
MPH Acquisition Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 08/17/28(2)	748,125	728,116
National Mentor Holdings, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/18/28(2)	277,371	274,770
National Mentor Holdings, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 02/18/28(2)	221,437	219,361
Packaging Coordinators Midco, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 11/30/27(2)	498,744	499,419
PRA Health Sciences, Inc., 2.75%, (3-Month USD LIBOR + 2.25%), 07/03/28(2)	162,968	162,826
Primary Products Finance LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 10/25/28(1)	500,000	503,875
Signal Parent, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 04/03/28(2)	298,500	291,691

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Team Health Holdings, Inc., 3.75%, (1-Month USD LIBOR + 2.75%), 02/06/24(2)	$698,168	$676,001
Travelport Finance Luxembourg Sarl, 9.75%, (3-Month USD LIBOR + 8.75%), 02/28/25(2)	14,313	14,731
VC GB Holdings I Corp., 4.00%, (3-Month USD LIBOR + 3.50%), 07/21/28(2)	500,000	497,275
VC GB Holdings I Corp., 7.25%, (3-Month USD LIBOR + 6.75%), 07/23/29(2)	500,000	493,752
Whole Earth Brands, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 02/05/28(2)	596,246	594,258
Total Consumer, Non-cyclical		11,792,054
Energy – 4.4%
BCP Raptor LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 06/24/24(1)	553,031	554,223
BCP Raptor LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 06/24/24(2)	446,969	447,932
BCP Renaissance Parent LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 10/31/24(1)	508,033	508,353
BCP Renaissance Parent LLC, 4.50%, (2-Month USD LIBOR + 3.50%), 10/31/24(2)	491,967	492,277
CONSOL Energy, Inc., 4.61%, (1-Month USD LIBOR + 4.50%), 09/27/24(2)	543,885	534,415
Total Energy		2,537,200
Financials – 7.2%
Acrisure LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 02/15/27(2)	500,000	500,937
Altisource Sarl, 5.00%, (3-Month USD LIBOR + 4.00%), 03/29/24(2)	500,000	459,790
Astra Acquisition Corp., 5.75%, (1-Month USD LIBOR + 5.25%), 10/25/28(2)	750,000	742,969
Nuvei Technologies Corp., 3.00%, (3-Month USD LIBOR + 2.50%), 09/29/25(2)	597,000	593,269
OneDigital Borrower LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 11/16/27(2)	500,000	500,938
Paysafe Holdings US Corp., 3.25%, (1-Month USD LIBOR + 2.75%), 06/28/28(2)	398,000	390,165
Superannuation & Investments US LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 10/31/28(1)	600,000	602,925
Superannuation & Investments US LLC, 4.25%, (1-Month USD LIBOR + 3.75%), 10/31/28(2)	400,000	401,950
Total Financials		4,192,943
Industrials – 10.1%
Ali Group North America Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/13/28(1)	600,000	597,312
ASP LS Acquisition Corp., 8.25%, (3-Month USD LIBOR + 7.50%), 04/30/29(2)	800,000	807,500
Daseke Cos., Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 03/09/28(2)	446,625	447,371
Dynasty Acquisition Co., Inc., 3.72%, (3-Month USD LIBOR + 3.50%), 04/06/26(2)	389,214	381,917
First Student Bidco, Inc., 3.50%, (3-Month USD LIBOR + 3.00%), 07/21/28(2)	657,353	654,615
First Student Bidco, Inc., 3.50%, (3-Month USD LIBOR + 3.00%), 07/21/28(2)	242,647	241,636

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
Grinding Media, Inc., 4.75%, (3-Month USD LIBOR + 4.00%), 09/22/28(2)	$584,751	$586,215
Grinding Media, Inc., 4.75%, (3-Month USD LIBOR + 4.00%), 09/22/28(2)	163,374	163,784
II-VI, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 12/08/28(1)	500,000	500,158
KKR Apple Bidco LLC, 6.25%, (1-Month USD LIBOR + 5.75%), 09/21/29(2)	250,000	254,480
KKR Apple Bidco LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/21/29(1)	141,176	143,706
LABL, Inc., 5.50%, (3-Month USD LIBOR + 5.00%), 10/30/28(2)	550,000	553,867
Standard Aero Ltd., 3.72%, (3-Month USD LIBOR + 3.50%), 04/06/26(2)	209,255	205,331
Standard Industries, Inc., 3.00%, (3-Month USD LIBOR + 2.50%), 08/06/28(2)	320,125	320,748
Total Industrials		5,858,640
Technology – 17.4%
Altar Bidco, Inc., 0.00%, (SOFR + 0.00%), 11/16/29(1)	500,000	504,168
athenahealth, Inc., 0.00%, (SOFR + 0.00%), 01/26/29(1)	607,101	604,952
athenahealth, Inc., 0.00%, (SOFR + 0.00%), 01/27/29(1)	102,899	102,534
ConnectWise LLC, 4.00%, (3-Month USD LIBOR + 3.50%), 09/29/28(2)	500,000	499,778
ConvergeOne Holdings, Inc., 5.11%, (1-Month USD LIBOR + 5.00%), 01/04/26(2)	746,296	731,079
Digi International, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 12/15/28(1)	500,000	500,470
Dun & Bradstreet Corp. (The), 0.00%, (SOFR + 0.00%), 01/05/29(1)	750,000	749,531
Electronics For Imaging, Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 07/02/26(1)	369,828	366,886
Grab Holdings, Inc., 5.50%, (6-Month USD LIBOR + 4.50%), 01/29/26(2)	397,000	398,054
MA FinanceCo LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 06/05/25(2)	242,464	242,767
Magenta Buyer LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 05/03/29(2)	350,000	350,292
MKS Instruments, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 10/20/28(1)	500,000	499,923
Orchid Finco LLC, 0.00%, (SOFR + 0.00%), 05/12/27(1)	500,000	482,500
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	446,625	447,152
Pitney Bowes, Inc., 4.11%, (1-Month USD LIBOR + 4.00%), 03/17/28(2)	347,375	348,136
Redstone Holdco 2 LP, 8.50%, (3-Month USD LIBOR + 7.75%), 04/27/29(2)	60,000	53,895
Skillsoft Finance II, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 07/14/28(2)	500,000	504,375
Taboola, Inc., 4.50%, (3-Month USD LIBOR + 4.00%), 08/18/28(2)	498,750	497,503
UKG, Inc., 3.75%, (3-Month USD LIBOR + 3.25%), 05/04/26(2)	1,000,000	998,860

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
UKG, Inc., 5.75%, (3-Month USD LIBOR + 5.25%), 05/03/27(2)	$200,000	$202,166
UST Global, Inc., 4.25%, (3-Month USD LIBOR + 3.75%), 11/02/28(2)	500,000	499,585
Vision Solutions, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 04/24/28(1)	500,000	499,688
Total Technology		10,084,294
Total Term Loans
(Cost $49,243,571)		49,510,023
CORPORATE BONDS – 11.3%
Basic Materials – 3.2%
Sylvamo Corp., 7.00%, 09/01/29(3)	600,000	615,666
TMS International Corp., 6.25%, 04/15/29(3)	1,330,000	1,284,980
Total Basic Materials		1,900,646
Communications – 1.7%
Audacy Capital Corp., 6.50%, 05/01/27(3)	215,000	204,708
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	288,180
TEGNA, Inc., 4.63%, 03/15/28	500,000	491,160
Total Communications		984,048
Consumer, Non-cyclical – 3.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(3)	650,000	599,004
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(3)	250,000	225,279
Tenet Healthcare Corp., 6.13%, 10/01/28(3)	1,000,000	1,005,000
Total Consumer, Non-cyclical		1,829,283
Industrials – 1.9%
Graham Packaging Co., Inc., 7.13%, 08/15/28(3)	600,000	609,813
Patrick Industries, Inc., 4.75%, 05/01/29(3)	500,000	483,262
Total Industrials		1,093,075
Technology – 1.4%
Austin BidCo, Inc., 7.13%, 12/15/28(3)	200,000	203,397
NCR Corp., 5.13%, 04/15/29(3)	600,000	599,718
Total Technology		803,115
Total Corporate Bonds
(Cost $6,907,082)		6,610,167

Security Description	Principal	Value
FOREIGN BONDS – 1.7%
Communications – 1.7%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(3)	$500,000	$466,320
Iliad Holding SASU, 6.50%, 10/15/26 (France)(3)	500,000	507,220
Total Communications		973,540
Total Foreign Bonds
(Cost $1,021,385)		973,540
TOTAL INVESTMENTS – 98.2%
(Cost $57,172,038)		57,093,730
Other Assets in Excess of Liabilities – 1.8%		1,032,765
Net Assets – 100.0%		$58,126,495

(1)The loan will settle after January 31, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.

(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2022, the aggregate value of these securities was $7,092,547, or 12.2% of net assets.

Abbreviations:

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Portfolio Composition
January 31, 2022 (unaudited)
Asset Allocation as of 01/31/2022 (based on net assets)
Term Loans	85.2%
Corporate Bonds	11.3%
Foreign Bonds	1.7%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$49,510,023	$—	$49,510,023
Corporate Bonds	—	6,610,167	—	6,610,167
Foreign Bonds	—	973,540	—	973,540
Total	$—	$57,093,730	$—	$57,093,730

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

January 31, 2022 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Shares	Value
COMMON STOCKS – 99.6%
Communication Services – 1.6%
Alphabet, Inc. Class A*	375	$1,014,776
Meta Platforms, Inc. Class A*	3,223	1,009,637
Total Communication Services		2,024,413
Consumer Discretionary – 8.1%
CarMax, Inc.*	9,040	1,004,977
Chipotle Mexican Grill, Inc.*	709	1,053,276
DR Horton, Inc.	11,121	992,215
Etsy, Inc.*	6,565	1,031,230
Home Depot, Inc. (The)	2,799	1,027,177
Lennar Corp. Class A	10,253	985,416
Target Corp.	4,498	991,494
Tesla, Inc.*	1,035	969,505
Tractor Supply Co.	4,673	1,020,163
Ulta Beauty, Inc.*	2,797	1,017,381
Total Consumer Discretionary		10,092,834
Consumer Staples – 4.8%
Archer-Daniels-Midland Co.	14,175	1,063,125
Costco Wholesale Corp.	2,029	1,024,909
Estee Lauder Cos., Inc. (The) Class A	3,290	1,025,789
Hershey Co. (The)	4,878	961,307
Procter & Gamble Co. (The)	6,009	964,144
Tyson Foods, Inc. Class A	10,867	987,702
Total Consumer Staples		6,026,976
Energy – 3.4%
ConocoPhillips	11,814	1,046,957
EOG Resources, Inc.	9,711	1,082,582
ONEOK, Inc.	16,696	1,013,113
Pioneer Natural Resources Co.	4,723	1,033,818
Total Energy		4,176,470
Financials – 17.7%
Arch Capital Group Ltd.*	21,625	1,001,670
Ares Management Corp. Class A	13,433	1,070,879
Arthur J Gallagher & Co.	6,339	1,001,182
Berkshire Hathaway, Inc. Class B*	3,202	1,002,290
Blackstone, Inc.	8,902	1,174,797
Brown & Brown, Inc.	15,480	1,026,014
Charles Schwab Corp. (The)	10,956	960,841
Chubb Ltd.	5,089	1,003,958
Cincinnati Financial Corp.	8,538	1,006,033
First Republic Bank	5,828	1,011,683
Franklin Resources, Inc.	30,711	981,831
Hartford Financial Services Group, Inc. (The)	14,097	1,013,151
Intercontinental Exchange, Inc.	7,778	985,161
Markel Corp.*	802	988,657
Marsh & McLennan Cos., Inc.	6,222	955,948
Moody’s Corp.	2,858	980,294
Regions Financial Corp.	44,219	1,014,384
S&P Global, Inc.	2,344	973,276
SVB Financial Group*	1,680	980,952
T Rowe Price Group, Inc.	6,120	945,112
Truist Financial Corp.	15,898	998,712
W R Berkley Corp.	11,840	1,000,480
Total Financials		22,077,305

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care – 19.0%
Abbott Laboratories	7,766	$989,854
AbbVie, Inc.	7,404	1,013,534
Agilent Technologies, Inc.	7,107	990,147
Align Technology, Inc.*	2,112	1,045,355
Anthem, Inc.	2,213	975,911
Bio-Rad Laboratories, Inc. Class A*	1,669	1,000,949
Centene Corp.*	12,668	985,064
Danaher Corp.	3,485	995,978
Dexcom, Inc.*	2,315	996,561
Edwards Lifesciences Corp.*	8,675	947,310
Gilead Sciences, Inc.	14,264	979,651
IDEXX Laboratories, Inc.*	1,947	987,713
Intuitive Surgical, Inc.*	3,626	1,030,437
Laboratory Corp. of America Holdings*	3,598	976,353
Moderna, Inc.*	6,105	1,033,760
Pfizer, Inc.	18,512	975,397
Quest Diagnostics, Inc.	7,096	958,102
Regeneron Pharmaceuticals, Inc.*	1,573	957,312
ResMed, Inc.	4,156	950,062
STERIS PLC	4,292	963,125
Thermo Fisher Scientific, Inc.	1,684	978,909
UnitedHealth Group, Inc.	2,119	1,001,376
West Pharmaceutical Services, Inc.	2,657	1,044,786
Zoetis, Inc.	4,878	974,576
Total Health Care		23,752,222
Industrials – 10.9%
AMETEK, Inc.	7,163	979,684
Cintas Corp.	2,575	1,008,190
Dover Corp.	5,631	956,763
Equifax, Inc.	4,331	1,038,401
Expeditors International of Washington, Inc.	8,411	962,891
Fastenal Co.	17,290	979,997
IDEX Corp.	4,459	960,647
Ingersoll Rand, Inc.	17,064	959,167
JB Hunt Transport Services, Inc.	4,912	945,757
Old Dominion Freight Line, Inc.	3,292	993,954
Rockwell Automation, Inc.	3,110	899,474
United Parcel Service, Inc. Class B	4,839	978,494
Westinghouse Air Brake Technologies Corp.	10,818	961,720
WW Grainger, Inc.	1,982	981,308
Total Industrials		13,606,447
Information Technology – 23.1%
Accenture PLC Class A	2,912	1,029,625
Advanced Micro Devices, Inc.*	8,225	939,706
Amphenol Corp. Class A	12,686	1,009,679
Analog Devices, Inc.	6,126	1,004,480
Applied Materials, Inc.	7,236	999,870
Arista Networks, Inc.*	8,238	1,024,066
Automatic Data Processing, Inc.	4,501	927,971
Broadcom, Inc.	1,833	1,073,918
Cadence Design Systems, Inc.*	6,590	1,002,603

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
CDW Corp.	5,292	$1,000,453
Cisco Systems, Inc.	17,241	959,806
Dell Technologies, Inc. Class C*	17,586	999,061
EPAM Systems, Inc.*	2,103	1,001,322
F5, Inc.*	4,417	917,057
Fortinet, Inc.*	3,386	1,006,455
Intuit, Inc.	1,849	1,026,620
Keysight Technologies, Inc.*	5,635	951,301
KLA Corp.	2,620	1,019,887
Lam Research Corp.	1,613	951,541
Micron Technology, Inc.	11,928	981,317
Microsoft Corp.	3,301	1,026,545
NVIDIA Corp.	4,181	1,023,760
Paychex, Inc.	8,235	969,754
QUALCOMM, Inc.	5,925	1,041,378
Shopify, Inc. Class A (Canada)*	1,108	1,068,378
Synopsys, Inc.*	3,222	1,000,431
TE Connectivity Ltd.	6,476	926,133
Tyler Technologies, Inc.*	2,150	1,018,670
Zebra Technologies Corp. Class A*	1,977	1,006,530
Total Information Technology		28,908,317
Materials – 6.2%
Celanese Corp.	6,083	947,184
Freeport-McMoRan, Inc.	23,841	887,362
International Flavors & Fragrances, Inc.	7,016	925,550
Linde PLC (United Kingdom)	3,091	985,040
Martin Marietta Materials, Inc.	2,556	994,591
Nucor Corp.	10,502	1,064,903
Sherwin-Williams Co. (The)	3,337	956,084
Vulcan Materials Co.	5,253	999,698
Total Materials		7,760,412

Security Description	Shares	Value
Real Estate – 4.8%
Alexandria Real Estate Equities, Inc.	4,971	$968,550
Extra Space Storage, Inc.	4,999	990,752
Prologis, Inc.	6,287	985,927
Public Storage	2,766	991,694
Sun Communities, Inc.	5,190	980,702
Weyerhaeuser Co.	25,710	1,039,455
Total Real Estate		5,957,080
Total Common Stocks
(Cost $121,410,729)		124,382,476
TOTAL INVESTMENTS – 99.6%
(Cost $121,410,729)		124,382,476
Other Assets in Excess of Liabilities – 0.4%		552,094
Net Assets – 100.0%		$124,934,570

*Non-income producing security.

Portfolio Composition
January 31, 2022 (unaudited)
Asset Allocation as of 01/31/2022 (based on net assets)
Information Technology	23.1%
Health Care	19.0%
Financials	17.7%
Industrials	10.9%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	4.8%
Real Estate	4.8%
Energy	3.4%
Communication Services	1.6%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$124,382,476	$—	$—	$124,382,476
Total	$124,382,476	$—	$—	$124,382,476

Statements of Assets and Liabilities

January 31, 2022 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet High Yield Bond ETF	Virtus Seix Senior Loan ETF	Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$3,731,993	$16,029,037	$6,067,183	$57,172,038	$121,410,729
Investments, at value	3,176,185	15,788,175	6,019,822	57,093,730	124,382,476
Cash	29,736	200,900	7,711	10,322,933	199,970
Receivables:
Dividends and interest	5,563	20,500	94,731	296,131	54,339
Due from Adviser	882	5,431	19,288	—	—
Investment securities sold	111	22,751	102,161	13,397,552	55,293,502
Capital shares sold	—	—	—	—	14,483,230
Prepaid expenses	1,667	5,863	13,606	9,979	7,159
Total Assets	3,214,144	16,043,620	6,257,319	81,120,325	194,420,676

Liabilities:
Due to broker	—	20,062	—	—	—
Payables:
Investment securities purchased	15,265	—	84,912	22,887,802	51,592,144
Capital shares payable	—	—	—	—	17,769,795
Insurance fees	—	—	282	—	—
Advisory fees	9,463	30,740	—	106,028	124,167
Transfer agent fees	—	—	9,859	—	—
Accounting and administration fees	—	—	4,969	—	—
Custody fees	—	—	10,583	—	—
Professional fees	—	—	45,667	—	—
Pricing fees	—	—	17,278	—	—
Report to shareholder fees	—	—	12,138	—	—
Trustee fees	—	—	3,935	—	—
Exchange listing fees	—	—	4,776	—	—
Other accrued expenses	408	—	528	—	—
Total Liabilities	25,136	50,802	194,927	22,993,830	69,486,106
Net Assets	$3,189,008	$15,992,818	$6,062,392	$58,126,495	$124,934,570

Net Assets Consist of:
Paid-in capital	$3,799,911	$16,250,288	$8,855,537	$58,085,049	$122,662,618
Total distributable earnings (accumulated deficit)	(610,903)	(257,470)	(2,793,145)	41,446	2,271,952
Net Assets	$3,189,008	$15,992,818	$6,062,392	$58,126,495	$124,934,570
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	150,004	650,004	254,000	2,325,004	4,200,004

Net asset value per share	$21.26	$24.60	$23.87	$25.00	$29.75

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Operations

For the Period Ended January 31, 2022 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF[1]	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet High Yield Bond ETF	Virtus Seix Senior Loan ETF	Virtus Terranova U.S. Quality Momentum ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$16,171	$—	$5	$—	$506,548
Interest income	—	145,419	177,035	1,082,490	21
Total Investment Income	16,171	145,419	177,040	1,082,490	506,569

Expenses:
Advisory fees	10,804	39,519	12,226	135,550	161,794
Custody fees	—	—	68	—	—
Exchange listing fees	—	—	4,650	—	—
Professional fees	—	—	17,594	—	—
Insurance fees	—	—	50	—	—
Accounting and administration fees	—	—	4,981	—	—
Transfer agent fees	—	—	6,347	—	—
Trustee fees	—	—	4,775	—	—
Report to shareholders fees	—	—	6,536	—	—
Pricing fees	—	—	10,558	—	—
Other expenses	—	—	101	—	—
Total Expenses	10,804	39,519	67,886	135,550	161,794
Less expense waivers/reimbursements	(1,146)	(8,065)	(52,524)	—	—
Net Expenses	9,658	31,454	15,362	135,550	161,794
Net Investment Income	6,513	113,965	161,678	946,940	344,775
Net Realized Gain (Loss) on:
Investments	(89,561)	(1,065)	(7,147)	238,782	(5,824,375)
In-kind redemptions	28,067	—	—	—	6,514,662
Foreign currency transactions	(64)	—	—	—	—
Total Net Realized Gain (Loss)	(61,558)	(1,065)	(7,147)	238,782	690,287

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(555,808)	(259,780)	(198,945)	(202,549)	(5,684,213)
Foreign currency translations	(50)	—	—	—	—
Total Change in Net Unrealized Depreciation	(555,858)	(259,780)	(198,945)	(202,549)	(5,684,213)
Net Realized and Change in Unrealized Gain (Loss)	(617,416)	(260,845)	(206,092)	36,233	(4,993,926)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(610,903)	$(146,880)	$(44,414)	$983,173	$(4,649,151)
Foreign withholding taxes	$411	$—	$—	$—	$—

1From August 3, 2021 (commencement of operations) through January 31, 2022.

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF
	For the Period August 3, 2021[1] Through January 31, 2022 (unaudited)	For the Six Months Ended January 31, 2022 (unaudited)	For the Period February 9, 2021[1] Through July 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$6,513	$113,965	$49,691
Net realized gain (loss)	(61,558)	(1,065)	39
Net change in unrealized appreciation (depreciation)	(555,858)	(259,780)	18,918
Net increase (decrease) in net assets resulting from operations	(610,903)	(146,880)	68,648
Distributions to Shareholders	—	(126,951)	(52,287)

Shareholder Transactions:
Proceeds from shares sold	5,106,368	1,249,750	15,000,538
Cost of shares redeemed	(1,306,457)	—	—
Net increase in net assets resulting from shareholder transactions	3,799,911	1,249,750	15,000,538
Increase in net assets	3,189,008	975,919	15,016,899

Net Assets:
Beginning of period/year	—	15,016,899	—
End of period/year	$3,189,008	$15,992,818	$15,016,899

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	600,004	—
Shares sold	200,004	50,000	600,004
Shares redeemed	(50,000)	—	—
Shares outstanding, end of period/year	150,004	650,004	600,004

1Commencement of operations.

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets (continued)

	Virtus Newfleet High Yield Bond ETF		Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021	For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$161,678	$273,655	$946,940	$412,506
Net realized gain (loss)	(7,147)	113,624	238,782	305,292
Net change in unrealized appreciation (depreciation)	(198,945)	200,993	(202,549)	44,247
Net increase (decrease) in net assets resulting from operations	(44,414)	588,272	983,173	762,045
Distributions to Shareholders	(165,069)	(280,886)	(1,191,456)	(378,835)

Shareholder Transactions:
Proceeds from shares sold	—	—	19,496,029	32,416,547
Cost of shares redeemed	—	(1,183,191)	—	(1,237,882)
Net increase (decrease) in net assets resulting from shareholder transactions	—	(1,183,191)	19,496,029	31,178,665
Increase (decrease) in net assets	(209,483)	(875,805)	19,287,746	31,561,875

Net Assets:
Beginning of period/year	6,271,875	7,147,680	38,838,749	7,276,874
End of period/year	$6,062,392	$6,271,875	$58,126,495	$38,838,749

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	254,000	304,000	1,550,004	300,004
Shares sold	—	—	775,000	1,300,000
Shares redeemed	—	(50,000)	—	(50,000)
Shares outstanding, end of period/year	254,000	254,000	2,325,004	1,550,004

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets (continued)

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2022 (unaudited)	For the Period November 17, 2020[1] Through July 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$344,775	$345,874
Net realized gain	690,287	6,747,564
Net change in unrealized appreciation (depreciation)	(5,684,213)	8,655,960
Net increase (decrease) in net assets resulting from operations	(4,649,151)	15,749,398
Distributions to Shareholders	(587,958)	(74,408)

Shareholder Transactions:
Proceeds from shares sold	88,012,896	138,289,014
Cost of shares redeemed	(42,616,594)	(69,188,627)
Net increase in net assets resulting from shareholder transactions	45,396,302	69,100,387
Increase in net assets	40,159,193	84,775,377

Net Assets:
Beginning of period/year	84,775,377	—
End of period/year	$124,934,570	$84,775,377

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	2,800,004	—
Shares sold	2,800,000	5,300,004
Shares redeemed	(1,400,000)	(2,500,000)
Shares outstanding, end of period/year	4,200,004	2,800,004

1Commencement of operations.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights

Virtus Duff & Phelps Clean Energy ETF
For the Period August 3, 2021[1] Through January 31, 2022 (unaudited)
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.55
Investment operations:
Net investment income[2]	0.05
Net realized and unrealized loss	(4.34)
Total from investment operations	(4.29)
Net Asset Value, End of period	$21.26
Net Asset Value Total Return[3]	(16.80)%
Net assets, end of period (000’s omitted)	$3,189

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4]
Expenses, prior to expense waivers	0.66%[4]
Net investment income	0.40%[4]
Portfolio turnover rate[5]	21%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Newfleet ABS/MBS ETF
	For the Six Months Ended January 31, 2022 (unaudited)	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.03	$25.00
Investment operations:
Net investment income[2]	0.18	0.17
Net realized and unrealized gain (loss)	(0.41)	0.04
Total from investment operations	(0.23)	0.21

Less Distributions from:
Net investment income	(0.20)	(0.18)
Total distributions	(0.20)	(0.18)
Net Asset Value, End of period	$24.60	$25.03
Net Asset Value Total Return[3]	(0.91)%	0.85%
Net assets, end of period (000’s omitted)	$15,993	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[4]	0.39%[4]
Expenses, prior to expense waivers	0.49%[4]	0.49%[4]
Net investment income	1.41%[4]	1.49%[4]
Portfolio turnover rate[5]	15%[6]	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Newfleet High Yield Bond ETF
	For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018	For the Period December 5, 2016[1] Through July 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.69	$23.51	$23.93	$24.61	$25.28	$25.00
Investment operations:
Net investment income[2]	0.64	1.04	0.90	1.32	1.22	0.47
Net realized and unrealized gain (loss)	(0.81)	1.21	(0.42)	(0.57)	(0.57)	0.22
Total from investment operations	(0.17)	2.25	0.48	0.75	0.65	0.69

Less Distributions from:
Net investment income	(0.65)	(1.07)	(0.90)	(1.43)	(1.24)	(0.41)
Net realized gains	—	—	—	—	(0.08)	—
Total distributions	(0.65)	(1.07)	(0.90)	(1.43)	(1.32)	(0.41)
Net Asset Value, End of period	$23.87	$24.69	$23.51	$23.93	$24.61	$25.28
Net Asset Value Total Return[3]	(0.74)%	9.78%	2.10%	3.14%	2.67%	2.79%
Net assets, end of period (000’s omitted)	$6,062	$6,272	$7,148	$12,061	$82,556	$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49%[4]	0.62%	0.68%	0.68%	0.68%	0.68%[4]
Expenses, prior to expense waivers	2.17%[4]	1.88%	2.43%	1.03%	0.80%	0.73%[4]
Net investment income	5.16%[4]	4.27%	3.85%	5.43%	4.89%	2.85%[4]
Portfolio turnover rate[5]	32%[6]	121%	124%	82%	96%	41%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Period April 24, 2019[1] Through July 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.06	$24.26	$25.02	$25.00
Investment operations:
Net investment income[2]	0.50	0.79	1.19	0.29
Net realized and unrealized gain (loss)	0.05	0.86	(0.68)	(0.03)
Total from investment operations	0.55	1.65	0.51	0.26

Less Distributions from:
Net investment income	(0.48)	(0.85)	(1.15)	(0.24)
Net realized gains	(0.13)	—	(0.12)	—
Total distributions	(0.61)	(0.85)	(1.27)	(0.24)
Net Asset Value, End of period	$25.00	$25.06	$24.26	$25.02
Net Asset Value Total Return[3]	2.23%	6.94%	2.11%	1.08%
Net assets, end of period (000’s omitted)	$58,126	$38,839	$7,277	$6,255

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.57%[4]	0.57%	0.57%	0.57%[4]
Net investment income	3.98%[4]	3.20%	4.93%	4.39%[4]
Portfolio turnover rate[5]	377%[6]	851%	546%	544%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2022 (unaudited)	For the Period November 17, 2020[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$30.28	$24.92
Investment operations:
Net investment income[2]	0.10	0.12
Net realized and unrealized gain (loss)	(0.49)	5.26
Total from investment operations	(0.39)	5.38

Less Distributions from:
Net investment income	(0.14)	(0.02)
Total distributions	(0.14)	(0.02)
Net Asset Value, End of period	$29.75	$30.28
Net Asset Value Total Return[3]	(1.31)%	21.58%
Net assets, end of period (000’s omitted)	$124,935	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]	0.29%[4]
Net investment income	0.62%[4]	0.62%[4]
Portfolio turnover rate[5]	59%[6]	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2022 (unaudited)

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2022, five funds of the Trust are offered for sale. Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet High Yield Bond ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
Virtus Duff & Phelps Clean Energy ETF	August 3, 2021
Virtus Newfleet ABS/MBS ETF	February 9, 2021
Virtus Newfleet High Yield Bond ETF.	December 5, 2016
Virtus Seix Senior Loan ETF	April 24, 2019
Virtus Terranova U.S. Quality Momentum ETF	November 17, 2020

Virtus Duff & Phelps Clean Energy ETF and Virtus Seix Senior Loan ETF are “non-diversified” Funds, as defined under the 1940 Act.

The Funds have the following investment objectives:

Virtus Duff & Phelps Clean Energy ETF seeks capital appreciation.

Virtus Newfleet ABS/MBS ETF seeks income.

Virtus Newfleet High Yield Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Seix Senior Loan ETF seeks to provide a high level of current income.

Virtus Terranova U.S. Quality Momentum ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

There is no guarantee that a Fund will achieve its objective(s).

2.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Financial Statements (continued)

January 31, 2022 (unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2022, is disclosed at the end of each Fund’s Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Notes to Financial Statements (continued)

January 31, 2022 (unaudited)

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each of the Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Duff & Phelps Clean Energy ETF	0.66%*
Virtus Newfleet ABS/MBS ETF	0.49%**
Virtus Newfleet High Yield Bond ETF	0.39%
Virtus Seix Senior Loan ETF	0.57%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

*The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2022, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

**The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2022, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (continued)

January 31, 2022 (unaudited)

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet High Yield Bond ETF’s total operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) from exceeding 0.49% of the Fund’s average daily net assets through at least November 28, 2022.

The expense limitation agreement with respect to Virtus Newfleet High Yield Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2022	2023	2024	2025
Virtus Newfleet High Yield Bond ETF	$194,284	$161,061	$80,940	$52,524

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus Newfleet ABS/MBS ETF	Newfleet Asset Management, LLC(1)	50% of the net advisory fee(2)
Virtus Newfleet High Yield Bond ETF	Newfleet Asset Management, LLC(1)	50% of the net advisory fee(3)
Virtus Seix Senior Loan ETF	Seix Investment Advisors LLC(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Notes to Financial Statements (continued)

January 31, 2022 (unaudited)

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At January 31, 2022, Virtus Partners, Inc. held shares of Virtus Newfleet ABS/MBS ETF and Virtus Seix Senior Loan ETF which may be sold at any time that aggregated to the following:

	Shares	% of shares outstanding
Virtus Newfleet ABS/MBS ETF	200,004	30.8%
Virtus Seix Senior Loan ETF	764,004	32.9%

4.CREATION AND REDEMPTION TRANSACTIONS

The Funds, except the Virtus Duff & Phelps Clean Energy ETF and Virtus Seix Senior Loan ETF, issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Virtus Duff & Phelps Clean Energy ETF and Virtus Seix Senior Loan ETF issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares per Creation Unit. The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Funds. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2019, 2020 and 2021), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2022, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2022, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

January 31, 2022 (unaudited)

At July 31, 2021, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes during the fiscal year ended July 31, 2021 were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Newfleet ABS/MBS ETF	$14,980,318	$35,957	$(17,039)	$18,918
Virtus Newfleet High Yield Bond ETF	6,240,492	212,185	(60,601)	151,584
Virtus Seix Senior Loan ETF	39,083,671	195,250	(71,009)	124,241
Virtus Terranova U.S. Quality Momentum ETF	75,080,798	8,897,463	(408,874)	8,488,589

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2021, the Funds did not incur or elect to defer Post-October Losses and Late Year Ordinary Losses.

At July 31, 2021, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Newfleet ABS/MBS ETF	$9,470	$—	$9,470
Virtus Newfleet High Yield Bond ETF	470,373	2,274,778	2,745,151
Virtus Seix Senior Loan ETF	—	—	—
Virtus Terranova U.S. Quality Momentum ETF	1,250,994	—	1,250,994

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding U.S. Government Securities and short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2022 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus Duff & Phelps Clean Energy ETF	$742,937	$717,980	$5,062,286	$1,296,346
Virtus Newfleet ABS/MBS ETF	3,383,926	2,313,454	—	—
Virtus Newfleet High Yield Bond ETF	1,955,919	2,152,584	—	—
Virtus Seix Senior Loan ETF	194,582,658	178,095,958	—	—
Virtus Terranova U. S. Quality Momentum ETF	64,569,167	63,892,162	88,041,716	42,884,005

7.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

9.LIBOR REPLACEMENT RISK

The loans in which the Funds invest typically have floating or adjustable interest rates, which are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate, or are set to a specified floor, whichever is higher. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Funds or the instruments in which the Funds invest cannot yet be determined. Industry initiatives are underway to identify alternative reference

Notes to Financial Statements (continued)

January 31, 2022 (unaudited)

rates, such as the Secured Overnight Funding Rate (“SOFR”), which the Federal Reserve Bank of New York began publishing in April 2018; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

10. 10% SHAREHOLDERS

As of January 31, 2022, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus Duff & Phelps Clean Energy ETF	92%	3
Virtus Newfleet ABS/MBS ETF	74%	2
Virtus Newfleet High Yield Bond ETF	77%	4
Virtus Seix Senior Loan ETF	81%	4
Virtus Terranova U.S. Quality Momentum ETF	66%	3

11.RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

12.CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Funds invest may be significantly impacted by COVID-19, which may in turn impact the value of the Funds’ investments.

13.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Approval of Advisory Agreements & Board Considerations (unaudited)

May 17, 2021 Consideration of Approval of Advisory Agreement and Sub-Advisory Agreement for
Virtus Duff & Phelps Clean Energy ETF (the “Fund”)

On May 17, 2021, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among Duff & Phelps Investment Management Co. (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”), each with respect to the Fund.

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser and the Sub-Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other Virtus ETFs, including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing other Virtus ETFs and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund. In addition, the Board considered that the Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets, which would have the effect of reducing the Fund’s expenses.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets under management (“AUM”) comparable to the projected asset levels of the Fund. Specifically, the Board noted that the proposed management fee for the Fund was above the average and median, but below the highest, management fees of its peer group, and the anticipated expense ratio was below the average and median expense ratios of its peer group.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser by the Fund would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser (including any capped fees). The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other Virtus ETFs, including other series of the Trust. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience, including the experience of its portfolio managers. The Board discussed with the Sub-Adviser, the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing the strategies. The Board also considered the ability of the Sub-Adviser to provide day-to-day portfolio management of the Fund’s portfolio. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangement between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and AUM comparable to the Fund’s projected asset levels, as noted above. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser (including any capped fees). The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement on behalf of the Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

November 15, 2021 Annual Consideration of Advisory and Sub-Advisory Agreements for:
Virtus Newfleet High Yield Bond ETF (“BLHY”)
Virtus Seix Senior Loan ETF (“SEIX”)
Virtus Terranova U.S. Quality Momentum ETF (“JOET”) (no sub-adviser – Advisory Agreement only)
(each, a “Fund” and collectively, the “Funds”)

On November 15, 2021, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, with respect to the Adviser’s portfolio management of JOET, its experience in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received and reviewed information comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that BLHY and SEIX were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the Adviser’s portfolio management of JOET, the Board considered that the Fund utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to JOET, the Board noted that the Fund underperformed the average and median performance of its peer group for the year-to-date period but still outperformed other funds in its peer group. The Board also noted that the Fund tracked its underlying index with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that JOET, the Fund to which the Adviser provided portfolio management services, had satisfactory performance and tracking error results.

1 The Sub-Advisers include Duff & Phelps Investment Management Co., Newfleet Asset Management, LLC, and Seix Investment Advisors LLC.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered that BLHY is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board also considered that SEIX and JOET utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board noted that, under either arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Specifically, the Board noted that the management fee and expense ratio for BLHY were above the median and average, but below the maximum, management fees and expense ratios of its peer group. For JOET, the Board noted that the management fee and expense ratio were above the median, but below the average, management fees and expense ratios of its peer group. In addition, the Board noted that the management fee and expense ratio for SEIX were below the median and average management fees and expense ratios of its peer group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including any capped fees). The Board considered that BLHY currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after BLHY’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. The Board also considered that SEIX and JOET are subject to a unified fee. The Board considered that SEIX and JOET experienced benefits from the unified fee arrangement, and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the capped fee arrangement (for BLHY) or the unified fee structure (for SEIX and JOET), and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment strategies for the respective Fund.

Specifically, with respect to BLHY, the Board noted that the Fund outperformed the average and median performance of its peer group for the year-to-date period and the average performance of its peer group for the one-year period, but underperformed the median performance of its peer group for the one-year period and the average and median performance of its peer group for the three-year period. With respect to SEIX, the Board noted that the Fund outperformed the average and median performance of its peer group for the year-to-date period and slightly underperformed the average and median performance of its peer group for the one-year period. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund, and that each Fund had satisfactory performance.

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that BLHY is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses and that SEIX and JOET utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Fund, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Adviser (including any capped fees). The Board considered that SEIX and JOET are subject to a unified fee. The Board considered that SEIX and JOET have experienced benefits from the unified fee arrangement, and that BLHY benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the capped fee arrangement (for BLHY) or unified fee structure (for SEIX and JOET), and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser would be appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/22)

c/o VP Distributors, LLC

One Financial Plaza
Hartford, Connecticut 06103

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	April 7, 2022

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	April 7, 2022

* Print the name and title of each signing officer under his or her signature.